UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Indus Capital Partners, LLC

Address:  152 West 57th Street
          28th Floor
          New York, New York 10019
          Attention: Brian Guzman


13F File Number: 028-11627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Guzman
Title:  Partner / General Counsel
Phone:  (212) 909-2864


Signature, Place and Date of Signing:


/s/ Brian Guzman                   New York, New York            2/14/2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $576,152
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-11626                            Indus Partners, LLC
----       ----------------------               ------------------------------

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE   SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE  SHARED  NONE

AUTONAVI HLDGS LTD            SPONSORED ADR    05330F106     3,871    241,500              SHARED       1         0    241,500   0
BAXTER INTL INC               COM              071813109     9,618    190,000    Call      SHARED       1         0    190,000   0
BAXTER INTL INC               COM              071813109    31,749    627,198              SHARED       1         0    627,198   0
CHEMSPEC INTL LTD             ADR              163868102     4,446    595,982              SHARED       1         0    595,982   0
CHESAPEAKE ENERGY CORP        COM              165167107     9,455    364,900              SHARED       1         0    364,900   0
CHINA CORD BLOOD CORP         SHS              G21107100     8,037  1,999,223              SHARED       1         0  1,999,223   0
CHINA INFORMATION TECHNOLOGY  COM              16950L109     7,108  1,364,313              SHARED       1         0  1,364,313   0
CHINA MOBILE LIMITED          SPONSORED ADR    16941M109    24,314    490,000    Call      SHARED       1         0    490,000   0
CHINA PETE & CHEM CORP        SPON ADR H SHS   16941R108    10,765    112,500    Call      SHARED       1         0    112,500   0
E HOUSE CHINA HLDGS LTD       ADR              26852W103    12,737    851,400              SHARED       1         0    851,400   0
ETFS PALLADIUM TR             SH BEN INT       26923A106     1,142     14,300              SHARED       1         0     14,300   0
ETFS PLATINUM TR              SH BEN INT       26922V101     1,180      6,700              SHARED       1         0      6,700   0
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109    63,011  2,873,283              SHARED       1         0  2,873,283   0
FORTRESS INVESTMENT GROUP LL  CL A             34958B106       855    150,000              SHARED       1         0    150,000   0
HSBC HLDGS PLC                SPON ADR NEW     404280406    18,885    370,000    Call      SHARED       1         0    370,000   0
ISHARES TR                    FTSE XNHUA IDX   464287184    40,936    950,000    Put       SHARED       1         0    950,000   0
ISHARES TR                    MSCI EMERG MKT   464287234    75,036  1,575,000    Put       SHARED       1         0  1,575,000   0
ISHARES TR                    BARCLYS 7-10 YR  464287440     6,567     70,000              SHARED       1         0     70,000   0
IVANHOE ENERGY INC            COM              465790103       407    149,700              SHARED       1         0    149,700   0
KINROSS GOLD CORP             COM NO PAR       496902404    31,722  1,673,100              SHARED       1         0  1,673,100   0
KINROSS GOLD CORP             COM NO PAR       496902404    29,388  1,550,000    Call      SHARED       1         0  1,550,000   0
KT CORP                       SPONSORED ADR    48268K101     2,103    101,100              SHARED       1         0    101,100   0
MILLICOM INTL CELLULAR S A    SHS NEW          L6388F110    29,139    304,800              SHARED       1         0    304,800   0
NEXEN INC                     COM              65334H102     8,712    380,451              SHARED       1         0    380,451   0
NEXEN INC                     COM              65334H102    17,633    770,000    Call      SHARED       1         0    770,000   0
POSCO                         SPONSORED ADR    693483109    22,615    210,000    Call      SHARED       1         0    210,000   0
SK TELECOM LTD                SPONSORED ADR    78440P108    10,917    586,000              SHARED       1         0    586,000   0
TALISMAN ENERGY INC           COM              87425E103    42,913  1,933,900              SHARED       1         0  1,933,900   0
TALISMAN ENERGY INC           COM              87425E103    25,962  1,170,000    Call      SHARED       1         0  1,170,000   0
VISA INC                      COM CL A         92826C839    17,032    242,000    Call      SHARED       1         0    242,000   0
YUM BRANDS INC                COM              988498101     7,897    161,000              SHARED       1         0    161,000   0